STANDBY EQUITY PURCHASE AGREEMENT - Additional Information (Details)							1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 19, 2025 shares	Sep. 23, 2025 shares	Jul. 24, 2025 shares	Jul. 15, 2025 shares	Jul. 09, 2025	May 30, 2025 USD ($)	May 15, 2026 USD ($) shares	Mar. 31, 2026 USD ($) Days shares		Jun. 30, 2025 shares	Dec. 31, 2025 USD ($) Days shares	Dec. 31, 2024 USD ($) shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of common stock												$ 200,000
Proceeds received from the SEPA								$ 2,172,771			$ 21,937,886
Issuance of Common Stock | shares								154,588,426			92,816,561	4,062,974
SEPA Liability [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of commitment fee payable											1.00%
Common Stock
Subsidiary, Sale of Stock [Line Items]
Shares issued | shares								11,019,981	[1]			8,017	[2]
SEPA [Member]
Subsidiary, Sale of Stock [Line Items]
Equity Purchase Agreement Date						May 30, 2025
Shares registered for resale | shares	26,052,105	6,012,025	4,008,017
Maximum advance percentage						100.00%
Equity purchase agreement, threshold percentage of stock price trigger						97.00%
Structuring fee								$ 25,000			$ 25,000
Commitment fee								$ 1,000,000			$ 1,000,000
Percentage of commitment fee payable								1.00%		50.00%	1.00%
Number of execution days | Days								90			90
Execution percentage								50.00%			50.00%
Legal expenses								$ 50,000			$ 50,000
Proceeds received from the SEPA								$ 2,172,771			21,937,886
Fees and expenses											1,072,287
Issuance of Common Stock | shares								3,300,000
SEPA [Member] | Yorkville Promissory Note [Member]
Subsidiary, Sale of Stock [Line Items]
Repayment of Promissory Note											$ 1,261,880
SEPA [Member] | December 2025 YA Debenture
Subsidiary, Sale of Stock [Line Items]
Repayment of accrued interest								$ 551,699
Repayment of Promissory Note								$ 1,621,071
SEPA [Member] | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Investor holding shares for future advances | shares								3,300,000
Proceeds from issuance of common stock							$ 3,004,244	$ 2,172,770
Issuance of Common Stock | shares							3,300,000
SEPA [Member] | Subsequent Event | December 2025 YA Debenture
Subsidiary, Sale of Stock [Line Items]
Repayment of outstanding principal balance							$ 2,781,167	1,621,071
Repayment of accrued interest							173,362	$ 551,699
Cash retained by company							$ 49,715
SEPA [Member] | Common Stock
Subsidiary, Sale of Stock [Line Items]
Shares issued | shares				267,059						267,059
Shares of common stock | shares								11,019,981			9,485,923
SEPA [Member] | Common Stock | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Additional sale of stock number of shares issued in transaction | shares							14,732,123	14,319,981
SEPA [Member] | Put Option
Subsidiary, Sale of Stock [Line Items]
Fair value of derivative liability								$ 2,582,724			$ 2,582,724
SEPA [Member] | Maximum
Subsidiary, Sale of Stock [Line Items]
Percentage of common shares outstanding					4.99%	4.99%
SEPA [Member] | Maximum | Previously Reported [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of common shares outstanding						19.99%
SEPA [Member] | Maximum | Common Stock
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Shares Authorized, Amount						$ 100,000,000

[1]	Amounts for 2025 have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split, as defined and further described in Note 2.
[2]	Amounts for the periods presented have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split, as defined and further described in Note 2.